Statement of Operations - Details	12 Months Ended
Mar. 31, 2020
Statement of Operations - Details [Abstract]
STATEMENT OF OPERATIONS - DETAILS
13.	STATEMENT OF OPERATIONS — DETAILS

	For the Years Ended
	March 31, 2019	March 31, 2019	March 31, 2018
Revenues
Crowdfunding	$-	$483,960	$1,074,101
Incubation Service	-	2,260,376	3,197,865
Procurement Services	-	12,893	6,763
Platform Services	11,252	-	-
Total	11,252	2,757,229	4,278,729

Operating Expenses
Professional Fees	457,764	410,746	1,329,279
Wages & Benefits	576,995	1,261,940	1,691,204
Travel Expenses	51,727	111,945	203,701
Depreciation & Amortization	86,407	101,929	20,174
Data Services	-	56,169	127,355
Rent Expense	-	505,798	308,238
Advertising	-	931	19,769
Business Taxes and Surcharges	3,956	223	10,168
Meals & Entertainment	34,312	156,941	117,874
Other	38,326	1,267,647	66,926
Promotional expense	-	1,043,102	-
Impairment loss on investments	-	74,507	-
Provision for doubtful debt	880,795	-	-
Total	$2,130,282	$4,991,878	$3,894,688